United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21836
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Giant 5 Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (719) 884-7500
-----------------------------

Date of fiscal year end:   March 31
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Date of reporting period: March 31, 2010
----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds
Investor Shares

Annual Report
March 31, 2010

Giant 5 Total Investment System (FIVEX)
20+ Underlying Mutual Funds
Giant 5 Total Index System (INDEX)
20+ Underlying Index Funds and ETFs

Invest in the Essentials
Invest for LifeTM

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money.  This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.

Table of Contents	Annual Report March 31, 2010

Letter to Shareholders	2
Growth of a $10,000 Investment	3

Giant 5 Total Investment System
Schedule of Portfolio Investments	4
Financial Statements	5
Financial Highlights	7

Giant 5 Total Index System
Schedule of Portfolio Investments	8
Financial Statements	9
Financial Highlights	11

Notes to the Financial Statements	12
Report of Independent Registered Public Accounting Firm	17
Supplemental Information	18
Trustees and Officers Information	20

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

March 31, 2010

Dear Shareholders,

A new global era has arrived.  Wall Street is no longer the center of the financial universe, and the United States and Europe are losing the political and economic dominance they have held over the rest of the world for the past 200 years.  We believe the “Rise of the Rest” (those living outside of the United States and Europe), combined with the one world language and economy of the Internet, will be the two most significant factors driving the financial course of the next decade.

The new global economy and rapid advancements in technology are changing the fundamentals of investing at a rate the industry has never seen before.  There are roughly seven times as many people living outside of the United States and Europe as compared to those living within.  The growth and consumption behavior of this huge demographic will likely drive prices up during the next decade.

I’m now convinced more than ever before that governments cannot control their spending and debt.  Instead of being fiscally responsible, they use their ability to print money to save them.  As a result, I believe that this will ultimately lead to a devaluing of any related currencies as well as the governments’ credibility with the public.  In my opinion, the world is moving towards a scenario where the Internet’s influence will exceed various governments’ and the new currency will be core commodities.

We believe our independent fund of funds structure that utilizes a “best of” approach for both indexes and managers, combined with a focus on 5 core themes [Energy, Raw Materials, Capital Markets, Bonds, and Real Estate], is a step toward helping Investors be more empowered by allowing them to invest where they spend.

How will global Investors ultimately invest?  We believe that the investments that have the most financial accountability will receive the most interest from these global Investors.  Right now, 1940 Act Mutual Funds have more regulation, transparency, and liquidity then most other global investment structures.

Our investment process, Consumption-Based Fundamental Asset Allocation (CFAA), introduces a new generation of asset management methodologies which use fundamental attributes of the Investor, not the investment, as the primary determinant for all asset allocation decisions. Our “Invest Where You Spend” strategy is designed to invest in the areas our Investors spend the majority of their money. By designing the portfolio around consumption and global spending patterns, our goal is to give Investors the capability to meet their future spending needs on the budget items they spend most of their money on.  This, we believe, is the primary purpose of investing.

Since our inception almost four years ago, both of our Funds have outperformed their benchmark, the S&P 500 Index (see performance chart below).  During the past 1-year period, our Funds also outperformed their benchmark by about 300 basis points. The primary reason that we outperformed our benchmark was due to an increase in prices among some of the core commodities that we overweight compared to the S&P 500 Index.  We overweight these sectors compared to our benchmark because they represent a large portion of Investor spending. The Funds have underperformed our benchmark on a 2010 calendar year-to-date basis.  Most of our bond holdings and international holdings have not kept up with strong growth of the S&P 500 stocks.  A strong dollar has hurt some of our international holdings and our conservative bond portfolio has not kept pace with the growth of the top 500 domestic stocks as computed by Standard & Poor’s.  Looking forward, we believe the price of real estate, oil, metals, food, and other raw materials will continue to move higher, and our portfolios should benefit as a result.

Thank you for your continued trust as shareholders of Giant 5 Funds. We appreciate our Investors and will continue strive to place you first in all that we do.

Invest in the Essentials.  Invest for Life.

Michael G. Willis
President

(as of 3/31/2010)	YTD 2010	6-Months	1-Year	Since Inception 5/1/2006
Total Investment System (FIVEX)	+2.55%	+7.53%	+53.00%	+1.19%
Total Index System (INDEX)	+2.27%	+6.75%	+52.70%	-0.47%
S&P 500 Index	+5.39%	+11.75%	+49.77%	-0.74%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5. Total Annual Fund Operating Expenses of the Giant 5 Total Investment System and Giant 5 Total Index System were 2.78% and 2.17%, respectively.

The S&P 500 Index is an unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Growth of a $10,000 Investment	Giant 5 Funds March 31, 2010 (Unaudited)

Past performance is not predictive of future results. The investment return and net asset value per share will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

Giant 5 Total Investment System (FIVEX)

Giant 5 Total Index System (INDEX)

Past performance does not guarantee future results.

The Funds’ performance is compared to the S&P 500® Index which measures the performance of 500 widely held common stocks. The Index is unmanaged and does not reflect the fees and expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The above chart assumes a hypothetical initial investment of $10,000 made on May 1, 2006. Total return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Schedule of Portfolio Investments	Giant 5 Total Investment System March 31, 2010

	Shares or
	Principal	Fair
Security Description	Amount	Value
INVESTMENT COMPANIES - 96.8%
BlackRock Energy
& Resources Portfolio, Class I*	41,033	$1,521,508
Cohen & Steers Asia Pacific
Realty Shares, Inc., Class I	73,268	626,438
E.I.I. International Property Fund, Class I	90,499	1,427,166
Fidelity Select Materials Portfolio	58,877	3,334,806
First American Real Estate
Securities Fund, Class Y	97,418	1,529,457
First Eagle Global Fund, Class I	20,061	839,372
First Eagle Overseas Fund, Class I	37,412	770,684
Franklin Mutual European Fund, Class Z	10,890	228,466
ICON Materials Fund	50,069	481,163
Ivy Global Natural
Resources Fund, Class I*	1,597	30,176
JPMorgan Small Cap Equity Fund, Class S	1,000	32,500
Matthews China Fund	44,661	1,171,465
Matthews India Fund	21,815	388,525
Metzler/Payden European
Emerging Markets Fund	7,831	220,054
Morgan Stanley Institutional
Fund, Inc., International Real
Estate Portfolio, Class I	23,506	414,653
Morgan Stanley Institutional
Fund, Inc., U.S. Real Estate
Portfolio, Class I	7,474	92,008
Oppenheimer International
Bond Fund, Class Y	80,031	513,797
T. Rowe Price Latin America Fund	3,272	160,957
U.S. Global Investors Funds,
Eastern European Fund*	13,213	126,847
Vanguard Energy Fund, Admiral Shares	19,866	2,214,891
Vanguard Inflation-Protected Securities
Fund, Admiral Shares	84,463	2,079,471
Total Investment Companies
(Cost $16,702,514)		18,204,404

SHORT-TERM INVESTMENTS - 3.4%
Fidelity Institutional Treasury Portfolio,
Class I, 0.010%, 4/1/2010(a)	$644,734	644,734
Total Short-Term Investments
(Cost $644,734)		644,734
Total Investments - 100.2%
(Cost $17,347,248)		18,849,138
Other Liabilities in Excess
of Assets - (0.2)%		(33,102)
NET ASSETS - 100.0%		$18,816,036

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2010.

Giant 5 Total Investment System
Sector Breakdown
(Based on Total Investments) (Unaudited)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

Assets:
Investment securities at fair value
(cost $17,347,248)	$18,849,138
Interest and dividends receivable	1,997
Prepaid expenses	14,625
Total Assets	18,865,760

Liabilities:
Payable to Adviser	10,589
Payable for 12b-1 fees	2,687
Other payables	36,448
Total Liabilities	49,724

Net Assets	$18,816,036

Net assets consist of:
Paid-in-capital	$23,684,223
Undistributed net investment income	50,620
Accumulated undistributed net realized losses	(6,420,697)
Net unrealized appreciation on investments	1,501,890

Net Assets	$18,816,036

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,416,836

Net Asset Value, Offering Price
and Redemption Price Per Share	$13.28

STATEMENT OF OPERATIONS

For the year ended March 31, 2010

Investment Income:
Dividends	$369,194
Interest income	135
Total Investment Income	369,329

Expenses:
Investment advisory fees	116,051
Fund administration fees	60,062
Transfer Agency fees	47,395
12b-1 fees	29,446
Blue Sky fees	19,056
Audit fees	15,020
Custody fees	11,259
Insurance	9,586
CCO fees	5,450
Legal fees	5,091
Printing fees	4,726
Pricing fees	2,513
Directors fees	575
Miscellaneous fees	1,086
Total Expenses	327,316

Net Investment Income	42,013

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized losses from investment transactions	(315,998)
Net realized gain distributions from underlying funds	31,580
Change in unrealized appreciation/(depreciation)
on investments	7,050,618
Net realized and unrealized gains on investments	6,766,200

Change in net assets resulting from operations	$6,808,213

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009

STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment income/(loss)	$42,013	$(41,680)
Net realized losses from investment transactions	(315,998)	(6,721,731)
Net realized gain distributions from underlying funds	31,580	607,212
Change in unrealized appreciation/(depreciation) on investments	7,050,618	(5,534,681)
Change in net assets resulting from operations	6,808,213	(11,690,880)

Distributions to Shareholders
Net realized gains	—	(843,959)
Change in net assets resulting from distributions to shareholders	—	(843,959)

Capital Share Transactions
Proceeds from sale of shares	1,689,470	6,844,138
Distributions reinvested	—	837,012
Cost of shares redeemed	(2,878,157)	(12,323,710)
Change in net assets resulting from capital share transactions	(1,188,687)	(4,642,560)
Net increase/(decrease) in net assets	5,619,526	(17,177,399)

Net Assets
Beginning of year	13,196,510	30,373,909
End of year	$18,816,036	$13,196,510
Accumulated undistributed net investment income at end of year	50,620	—
Share Information
Shares sold	145,686	448,731
Distributions reinvested	—	89,044
Shares redeemed	(248,405)	(959,669)
Net change resulting from share transactions	(102,719)	(421,894)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Investment System

The table below sets forth financial data for a share	Year Ended	Year Ended	Year Ended		Period Ended
outstanding in the Fund throughout each period presented:	March 31, 2010	March 31, 2009	March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$8.68	$15.64	$16.27		$15.00

Income/(loss) from Investment Operations:
Net investment income/(loss)	0.03	(0.03)	0.65		0.26
Net realized and unrealized gains/(losses) on investments	4.57	(6.35)	0.13	(b)	1.41
Total from investment operations	4.60	(6.38)	0.78		1.67

Less Distributions Declared to Shareholders:
Net investment income	—	—	(0.65)		(0.26)
Net realized gains	—	(0.58)	(0.76)		(0.14)
Total distributions	—	(0.58)	(1.41)		(0.40)
Paid-in capital from redemption fees	— (c)	— (c)	—	(d)	—	(d)

Net Asset Value - End of Period	$13.28	$8.68	$15.64		$16.27

Total Return(e)	53.00%	(41.06)%	4.39%		11.27	%(f)

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$18,816	$13,197	$30,374		$29,970
Ratio of expenses to average net assets(g)	1.89%	1.64%	1.37	%(h)	1.91	%(i)
Net investment income/(loss) to average net assets(j)	0.24%	(0.18)%	3.94%		1.96	%(i)
Portfolio turnover	8.84%	58.81%	51.90%		22.20	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies in which the Fund invests.
(h)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(i)	Annualized.
(j)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to the Financial Statements.

Schedule of Portfolio Investments	Giant 5 Total Index System March 31, 2010

	Shares or
	Principal	Fair
Security Description	Amount	Value
EXCHANGE TRADED FUNDS - 95.8%
Claymore/AlphaShares
China Real Estate ETF	10,000	$181,432
Energy Select Sector SPDR Fund	14,133	812,930
First Trust ISE Chindia Index Fund	39,000	862,680
iShares Barclays 1-3 Year
Treasury Bond Fund	100	8,337
iShares Barclays TIPS Bond Fund	15,300	1,589,823
iShares S&P Europe 350 Index Fund	13,584	520,810
iShares S&P Global Energy
Sector Index Fund	4,185	147,940
Materials Select Sector SPDR Fund	27,000	914,760
PowerShares FTSE RAFI
U.S. 1000 Portfolio	11,855	612,548
PowerShares FTSE RAFI U.S. 1500
Small-Mid Portfolio	7,370	410,877
PowerShares Golden Dragon Halter
USX China Portfolio	10,000	247,800
PowerShares WilderHill
Clean Energy Portfolio*	4,000	39,840
SPDR Barclays Capital
International Treasury Bond ETF	434	24,287
SPDR Barclays Capital TIPS ETF	5,000	256,000
SPDR DB International Government
Inflation-Protected Bond ETF	10,000	554,000
SPDR Dow Jones International
Real Estate ETF	26,500	932,270
SPDR Dow Jones REIT ETF	983	52,846
SPDR S&P Oil & Gas
Equipment & Services ETF	6,000	178,200
SPDR S&P Oil & Gas
Exploration & Production ETF	4,000	168,520
Vanguard Energy ETF	14,200	1,192,942
Vanguard Information Technology ETF	5,000	280,900
Vanguard Materials ETF	10,524	744,889
Vanguard REIT ETF	27,500	1,342,550
WisdomTree International Basic
Materials Sector Fund	50,650	1,455,681
WisdomTree International
Energy Sector Fund	17,993	441,368
WisdomTree International MidCap
Dividend Fund	4,000	193,984
WisdomTree International
Real Estate Fund	20,000	535,800
WisdomTree International SmallCap
Dividend Fund	3,500	164,920
Total Exchange-Traded Funds
(Cost $16,298,897)		14,868,934

SHORT-TERM INVESTMENTS - 0.6%
Fidelity Institutional Treasury Portfolio,
Class I, 0.010%, 4/1/2010(a)	$88,984	88,984
Total Short-Term Investments
(Cost $88,984)		88,984
Total Investments - 96.4%
(Cost $16,387,881)		14,957,918
Other Assets in
Excess of Liabilities - 3.6%		563,535
NET ASSETS -100.0%		$15,521,453

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2010.

Giant 5 Total Index System
Sector Breakdown
(Based on Total Investments) (Unaudited)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

Assets:
Investment securities at fair value
(cost $16,387,881)	$14,957,918
Interest and dividends receivable	10,585
Receivable for investments sold	1,811,232
Prepaid expenses	14,573
Total Assets	16,794,308

Liabilities:
Payable for investments purchased	1,230,814
Payable to Adviser	8,742
Payable for 12b-1 fees	2,218
Other payables	31,081
Total Liabilities	1,272,855

Net Assets	$15,521,453

Net assets consist of:
Paid-in-capital	$19,620,112
Undistributed net investment income	4,542
Accumulated undistributed net realized losses	(2,673,238)
Net unrealized depreciation on investments	(1,429,963)

Net Assets	$15,521,453

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,186,699

Net Asset Value, Offering Price
and Redemption Price Per Share	$13.08

STATEMENT OF OPERATIONS

For the year ended March 31, 2010

Investment Income:
Dividends	$362,832
Interest income	81
Total Investment Income	362,913

Expenses:
Investment advisory fees	96,873
Fund administration fees	50,137
Transfer Agency fees	39,530
12b-1 fees	24,580
Blue Sky fees	19,429
Audit fees	14,983
Custody fees	9,407
Insurance	7,952
CCO fees	4,550
Printing fees	4,266
Legal fees	4,063
Pricing fees	3,210
Directors fees	478
Miscellaneous fees	1,071
Total Expenses	280,529

Net Investment Income	82,384

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized losses from investment transactions	(591,616)
Net realized gain distributions from underlying funds	58
Change in unrealized appreciation/(depreciation)
on investments	6,172,150
Net realized and unrealized gains on investments	5,580,592

Change in net assets resulting from operations	$5,662,976

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment income	$82,384	$246,119
Net realized losses from investment transactions	(591,616)	(2,088,041)
Net realized gain distributions from underlying funds	58	7,624
Change in unrealized appreciation/(depreciation) on investments	6,172,150	(7,295,128)
Change in net assets resulting from operations	5,662,976	(9,129,426)

Distributions to Shareholders
Net investment income	(97,247)	(226,678)
Net realized gains	—	(240,837)
Change in net assets resulting from distributions to shareholders	(97,247)	(467,515)

Capital Share Transactions
Proceeds from sale of shares	593,115	4,543,994
Distributions reinvested	96,003	462,461
Cost of shares redeemed	(1,690,183)	(4,847,829)
Change in net assets resulting from capital share transactions	(1,001,065)	158,626
Net increase/(decrease) in net assets	4,564,664	(9,438,315)

Net Assets
Beginning of year	10,956,789	20,395,104
End of year	$15,521,453	$10,956,789
Accumulated undistributed net investment income at end of year	4,200	19,063

Share Information
Shares sold	53,461	296,262
Distributions reinvested	7,506	47,578
Shares redeemed	(144,804)	(401,168)
Net change resulting from share transactions	(83,837)	(57,328)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Index System

The table below sets forth financial data for a share	Year Ended	Year Ended		Year Ended		Period Ended
outstanding in the Fund throughout each period presented:	March 31, 2010	March 31, 2009		March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$8.62	$15.36		$16.24		$15.00

Income/(loss) from Investment Operations:
Net investment income	0.07	0.20		0.18		0.15
Net realized and unrealized gains/(losses) on investments	4.47	(6.57	)(b)	0.01	(b)	1.25
Total from investment operations	4.54	(6.37)		0.19		1.40

Less Distributions Declared to Shareholders:
Net investment income	(0.08)	(0.18)		(0.18)		(0.15)
Net realized gains	—	(0.19)		(0.89)		—	(d)
Return of capital	—	—		—		(0.01)
Total distributions	(0.08)	(0.37)		(1.07)		(0.16)
Paid-in capital from redemption fees	— (c)	—	(c)	—	(d)	—	(d)

Net Asset Value - End of Period	$13.08	$8.62		$15.36		$16.24

Total Return(e)	52.70%	(41.75)%		0.91%		9.38	%(f)

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$15,521	$10,957		$20,395		$22,388
Ratio of expenses to average net assets(g)	1.94%	1.74%		1.42	%(h)	1.90	%(i)
Net investment income to average net assets(j)	0.57%	1.44%		1.20%		1.00	%(i)
Portfolio turnover	11.14%	66.67%		110.31%		5.35	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.
(h)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(i)	Annualized.
(j)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See Notes to the Financial Statements.

Notes to the Financial Statements	Giant 5 Funds March 31, 2010

1.	Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.  The Trust currently offers shares of two series, each of which has different and distinct strategies and policies:  the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).  Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The value of assets in a Fund’s portfolio is determined on the basis of their fair value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”).  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses.  As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Continued

Notes to the Financial Statements	Giant 5 Funds March 31, 2010

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 – quoted prices for active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010.

Giant 5 Total Investment System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Companies	$18,204,404	$ —	$ —	$18,204,404
Short-Term Investments	644,734	—	—	644,734
Total	$18,849,138	$ —	$ —	$18,849,138

Giant 5 Total Index System

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds	$14,868,934	$ —	$ —	$14,868,934
Short-Term Investments	88,984	—	—	88,984
Total	$14,957,918	$ —	$ —	$14,957,918

The Funds did not hold any Level 2 or Level 3 securities during the year ended March 31, 2010.

Investment Transactions and Related Income:

Investment transactions are recorded on a trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:

Expenses directly attributable to a Fund are charged directly to the Fund.  Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Continued

Notes to the Financial Statements	Giant 5 Funds March 31, 2010

Distributions to Shareholders:

Dividends from net investment income, if any, are declared and distributed semi-annually for each Fund. Dividends from net realized gains, if any, are declared and distributed annually for each Fund.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  They may differ from GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  As of March 31, 2010, permanent book to tax differences were as follows:

		Undistributed Net	Accumulated Undistributed
Fund	Paid-in-Capital	Investment Income	Net Realized Losses
Giant 5 Total Investment System	$ —	$8,607	$(8,607)
Giant 5 Total Index System	(207)	342	(135)

Federal Income Taxes:

Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no federal or excise tax provision is recorded.

As of and during the year ended March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all tax years since the commencement of operations.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Events:
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

Recent Accounting Pronouncements:

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update Improving Disclosures about Fair Value Measurements that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

3.	Related Party Transactions:

Investment Adviser:

The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.  The Adviser makes the investment decisions for each of the Funds and continuously

Continued

Notes to the Financial Statements	Giant 5 Funds March 31, 2010

reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board.  The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Distribution Plan:

Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares.  Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares.  The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares.  The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

4.	Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the year ended March 31, 2010, totaled:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Purchases	$1,500,000	$1,575,787
Sales	2,919,999	3,183,739

There were no purchases or sales of U.S. government securities for the period.

5.	Federal Tax Information:

At March 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Tax Cost	$17,360,401	$16,401,919
Tax Unrealized Appreciation	2,517,345	1,366,079
Tax Unrealized (Depreciation)	(1,028,608)	(2,810,080)
Net Unrealized Appreciation/(Depreciation)	1,488,737	(1,444,001)

The tax character of distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 were as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	2010	2009	2010	2009
Distributions Paid from Ordinary Income	$ —	$ —	$97,247	$296,843
Distributions Paid from Net Long Term Capital Gains	—	843,959	—	170,672
Total Taxable Distributions	—	843,959	97,247	467,515
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	—	843,959	97,247	467,515

Continued

Notes to the Financial Statements	Giant 5 Funds March 31, 2010

As of March 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Undistributed Ordinary Income	$50,620	$4,542
Undistributed Long Term Capital Gains	—	—
Accumulated Earnings	50,620	4,542
Distributions Payable	—	—
Accumulated Capital and Other Losses	(6,407,544)	(2,659,200)
Unrealized Appreciation/(Depreciation)	1,488,737	(1,444,001)
Total Accumulated Earnings/(Deficit)	(4,868,187)	(4,098,659)

The difference between book basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

At March 31, 2010, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In:
Fund	2017	2018	Total
Giant 5 Total Investment Fund	$796,004	$5,437,353	$6,233,357
Giant 5 Total Index Fund	29,840	2,509,989	2,539,829

As of March 31, 2010, the Giant 5 Total Investment System and the Giant 5 Total Index System had $174,187 and $119,371, respectively, of post-October losses, which have been elected to be deferred until April 1, 2010 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

6.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2010, the Andrea S. Swanson Santa Fe Trust had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 29.8% and 33.3%, respectively.  As of March 31, 2010, the Scheryle Jann Simmons Patigian Trust and the Scheryle Jann Simmons Descendants’ Trust had combined ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 29.2% and 32.6%, respectively.

Report of Independent Registered Public Accounting Firm

To The Shareholders and Board of Trustees
Giant 5 Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Giant 5 Funds, comprising the Giant 5 Total Investment System and the Giant 5 Total Index System (the “Funds”), as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Giant 5 Funds, as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
May 25, 2010

Supplemental Information	Giant 5 Funds March 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs:  (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses.  The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 through March 31, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

	Beginning account value 10/1/09	Ending account value 3/31/10	Expenses paid during period 10/1/09-3/31/10(1)	Expense Ratio during period 10/1/09-3/31/10(1)
Giant 5 Total Investment System	$1,000.00	$1,075.30	$9.08	1.76%
Giant 5 Total Index System	$1,000.00	$1,067.50	$9.47	1.84%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable.  Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/09	Ending account value 3/31/10	Expenses paid during period 10/1/09-3/31/10(1)	Expense Ratio during period 10/1/09-3/31/10(1)
Giant 5 Total Investment System	$1,000.00	$1,016.25	$8.82	1.76%
Giant 5 Total Index System	$1,000.00	$1,015.84	$9.23	1.84%

(1)
Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 1.76% and 1.84%, respectively, multiplied by the number of days in the period (182), divided by the number of days in the fiscal year (365).

Continued

Supplemental Information	Giant 5 Funds March 31, 2010 (Unaudited)

Federal Tax Information

5.61% and 17.94% of the dividends paid from net investment income, including short-term capital gains, for the year ended March 31, 2010, are eligible for the corporate dividends received deduction for Giant 5 Total Investment System and Giant 5 Total Index System, respectively.

100.00% and 100.00% of the dividends paid from net investment income, including short-term capital gains, for the year ended March 31, 2010, are designated as qualified dividend income for Giant 5 Total Investment System and Giant 5 Total Index System, respectively.

Investment Adviser Contract Approval

The Investment Advisory Agreement with the Trust was formally considered for renewal by the independent members of the Board of Trustees (the “Trustees”) at its board meeting held on February 17, 2010.  In conducting their review, the Trustees addressed a variety of factors including: a description of personnel and services provided to the Funds, investment advice and performance, brokerage practices and allocation of portfolio transactions, fees, other benefits and profitability of the Adviser, and compliance program and effectiveness of key procedures regarding best execution, market timing, late trading, revenue sharing, selection of brokers soft dollars, trade allocations, trading of fund shares by insiders, affiliates and possible conflicts.

Independent counsel reviewed with the Trustees’ their general and specific responsibilities with respect to the approval of the Advisory Agreement under the Investment Company Act of 1940.  Independent counsel reiterated to the Trustees the importance of their being fully informed, and of the care and conscientiousness with which they perform their duties imposed by statute and the courts when considering the renewal of the Advisory Agreement.

The Trustees reviewed the services that the Adviser had provided to the Funds, including but not limited to, generally managing each Fund’s investments in accordance with its stated investment objective and policies.

The Trustees discussed the cost of the services provided by the Adviser.  The Trustees noted that the Adviser is responsible for the payment of all expenses (other than direct Fund expenses) necessary to execute its duties and responsibilities under the Advisory Agreement.  As part of their analysis, the Board reviewed an analysis of advisory and total fees and found the fees reasonable for the services provided.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered a presentation by the Adviser and written materials provided in advance of the meeting describing the portfolio management, shareholder communication, and regulatory compliance services provided to the Funds by the Adviser, as well as the Adviser’s financial condition.  The Adviser also explained marketing efforts to increase the assets of the Funds in order to lower the total expenses to shareholders.

The Board compared the performance of the Funds to their benchmark indices over various periods of time and concluded that the performance of the Funds supported the continuation of the Advisory Agreement.  The Board noted that in addition to the absolute performance of the Funds, the Funds adhered to their investment style.

The Trustees reviewed comparative fee information for funds similar in nature to the Giant 5 Funds.  The Trustees concluded that the management fee payable by the Funds was consistent with the fees reviewed.  The Trustees also considered comparative information regarding overall expense ratios.

Based on their review and consideration of all such matters the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above, the Board of Trustees concluded that the Investment Advisory Agreement enables the Funds to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of investors.  Following an executive session with independent counsel and without management present, the Trustees approved the renewal of the Investment Advisory Agreement and determined the compensation payable under such Agreement to be fair and reasonable.

The Board’s conclusions were based on comprehensive consideration of all information presented to them and not the result of any single controlling factor.

Trustees and Officers Information	Giant 5 Funds March 31, 2010 (Unaudited)

Non-Interested Trustees

Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Trusteeships
Name, Address	Held	and Length of	Principal Occupation(s)	Overseen	Held by
and Age	with Fund	Time Served	During Past 5 Years	by Trustee	Trustee

Lance J. Baller	Trustee	Indefinite; since	Managing Partner, Shoreline	2	Co-Chairman,
128 South Tejon Street, Suite 150		January18, 2006	Equity Partners, Inc., a		Eagle: XM;
Colorado Springs, CO 80903			merger and acquisition		Director,
Age: 36			consulting company (2004		Iofina Natural
			to present); Managing Partner		Gas, PLC;
			and Portfolio Manager,		Vice
			Elevation Capital		Chairman,
			Management, LLC (2005 to		NetAds
			present); Co-Chairman,		International,
			Eagle: XM, a marketing		Inc.
company (2005 to present);
President, Ultimate
Investments Corporation,
Inc., (1993 to present);
President, Baller
Enterprises, Inc., (2004 to
present); President, Palmdale
Park, Inc., a real estate
company (1994 to 2005).

Eric Scot Griffin	Trustee	Indefinite; since	Owner and Executive	2	None
128 South Tejon Street, Suite 150		January18, 2006	Director, Pure Ocean
Colorado Springs, CO 80903			Pacific, LLC, a provider of
Age: 44			sea water based nutrient rich
products (2005 to present);
Instructor, Atascadero
Unified School District
(2001 to present); Owner
and Project Manager of
PD-17 Subdivision
Development,
(2000 to 2007).

Kevin J. Trigueiro	Trustee	Indefinite; since	Broker/Owner, The	2	None
128 South Tejon Street, Suite 150		January18, 2006	Kastle Group, LLC
Colorado Springs, CO 80903			(2006 to present); Broker
Age: 43			Associate, RE/MAX
Properties, Inc.
(2003 to 2006).

Continued

Trustees and Officers Information	Giant 5 Funds March 31, 2010 (Unaudited)

Interested Trustee* and Officer

Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Trusteeships
Name, Address	Held	and Length of	Principal Occupation(s)	Overseen	Held by
and Age	with Fund	Time Served	During Past 5 Years	by Trustee	Trustee

Michael Willis	Trustee,	Indefinite; since	President of The Willis	2	None
128 South Tejon Street, Suite 150	President,	January18, 2006	Group, Inc. (2004 to present).
Colorado Springs, CO 80903	Treasurer
Age: 43	and
Secretary

Executive Officers

	Position(s)	Term of Office
Name, Address	Held	and Length of	Principal Occupation(s)
and Age	with Fund	Time Served	During Past 5 Years

LuAnn Hanson	Chief	Indefinite; since	Chief Financial Officer,
128 South Tejon Street, Suite 150	Compliance	July 2, 2007	RadiantBlue Technologies, Inc.
Colorado Springs, CO 80903	Officer		(January 2009 to present);
Age: 50			Chief Financial Officer and
Vice President of Finance,
Celis Semiconductor
Corporation (2005 to
January 2009).

*	Mr. Willis may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control, and service as an officer and employee of the Adviser.

The Trust’s President, Treasurer, and Secretary hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified or if before then, until he or she dies, resigns, is removed or becomes disqualified. Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-888-5GIANT5.

Invest in the Essentials. Invest for Life.TM

Capital Markets	Real Estate	Bonds	Energy	Raw Materials

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GIANT5.COM
© 2010 Giant 5 Funds, Colorado

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)
During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Lance Baller, who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

March 31, 2010	March 31, 2009
$25,000	$25,000

Such fees represent the aggregate fees billed for the fiscal years ended March 31, 2010 and March 31, 2009 for professional services rendered by Cohen Fund Audit Services, Ltd. for the audit of the registrant's annual financial statements.

(b)      Audit-Related Fees

March 31, 2010	March 31, 2009
$0	$0

Such fees represent the fees billed for the fiscal years ended March 31, 2010 and March 31, 2009 for services rendered by Cohen Fund Audit Services, Ltd. in connection with its review of the unaudited semi-annual financial statements for the six months ended September 30, 2009 and September 30, 2008, respectively.

(c)      Tax Fees

March 31, 2010	March 31, 2009
$4,000	$4,000

"Tax fees" shown in the table above were for services provided by Cohen Fund Audit Services, Ltd. in relation to the preparation of excise filings and income tax returns.

(d)      All Other Fees

March 31, 2010	March 31, 2009
$950	$2,758.10

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

This information is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) The code of ethics that is the subject of the disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to rule 30a-2(a) are attached hereto.

(a)(3) Not Applicable

(b)    Certifications pursuant to rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

June 7, 2010
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

June 7, 2010
Date

/s/Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

June 7, 2010
Date